APPENDIX I

                    UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549

                     FORM 24F-2
          Annual Notice of Securities Sold
              Pursuant to Rule 24f-2

   Read instructions of end of Form before preparing Form
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1.  Name and address of issuer:

    Managers Trust I (formerly the Smith Breeden Trust)
    40 Richards Ave.
    Norwalk, CT 06854
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2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

___ Managers U.S. Stock Market Plus Fund (formerly Smith
      Breeden U.S. Equity Market Plus [R] Fund)

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3.  Investment Company Act File Number: 811-6520

    Securities Act File Number: 33-44909

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4.  (a)   Last day of fiscal year for which this notice is filed:

    March 31, 2001

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4.  (b)   Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    ____

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4.  (c)   Check box if this is the last time the issuer will
be filing this Form.

    ____

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5.  Calculation of registration fee:

  (i)	  Aggregate sale price of securities sold
        during the fiscal year in pursuant to section
        24(f):                                                    $  48,785,857

 (ii)	  Aggregate price of securities redeemed or
        repurchased during the fiscal year:           $ 92,755,357
	                                                 -----------

(iii)   Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995 that
        were not previously used to reduce
        registration fees payable to the Commission:  $
	                                                ------------

 (iv)	  Total available redemption credits
	  [add Items 5 (ii) and 5 (iii)]:                             92,755,357
	                                                             -----------

  (v)	  Net sales - if Item 5 (i) is greater
        than Item 5 (iv)
        [subtract Item 5 (iv) from Item 5 (i)]:                  $           0
	                                                           --------------

 (vi)   Redemption credits available for use in future
	  years - if Item 5 (i) is less than 5 (iv)
	  [subtract Item 5 (iv) from Item 5(I)]:      $ 43,969,500
	                                              ------------

(vii)	  Multiplier for determining registration fee
	  (See Instruction C. 9):                                x        .00025
	                                                           ---------------

(viii)  Registration fee due
	  [multiply Item 5 (v) by Item 5 (vii)]
        (enter "0" if no fee is due):                          =$            0
	                                                          ----------------
	                                                          ----------------

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6.  Prepaid Shares

If the response to item 5 (i) was determined by deducting
an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect
before [effective date of rescission of rule 24e-2], then
report the amount of securities (number of shares or other
units) deducted here: 0 if there is a number of shares or
other units that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for which
this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:                         0
	                                                                      ---
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7.  Interest due - if this Form is being filed more
than 90 days after the end of the issuer's fiscal
year (see Instruction D):                                     +              0
	                                                          ----------------

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8.  Total of the amount of the registration fee
due plus any interest due [line 5 (viii) plus
line 7]:	                                                  =$             0
	                                                         -----------------
                                                               -----------------
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9.  Date the registration fee and any interest payment
was sent to the Commission's lockbox depository:              N/A




Method of Delivery:

	_____ Wire Transfer

      _____ Mail or other means

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                        SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Peter McCabe
	                      -----------------
                            Peter McCabe, Assistant Treasurer
                            ---------------------------------

Date:	June 15, 2001
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*Please print the name and title of the signing officer below the signature.

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